Madison Mid Cap Fund

Calendar Year Total Returns for Class A Shares (Returns do not reflect sales charges and would be lower if they did.)

Best Calendar Quarter:	2Q 2009	16.88%
Worst Calendar Quarter:	4Q2008	-21.72%

Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Total Returns Madison Mid Cap Fund	1 Year	5 Years	10 Years
Class A Shares	15.40%	2.81%	8.22%
Class A Shares Return After Taxes on Distributions	14.77%	2.30%	7.41%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	10.84%	2.23%	7.00%
Class B Shares	14.54%	2.04%	7.41%
Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	17.28%	3.57%	10.65%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares.  After-tax returns for Class B shares will vary.

Financial Highlights.  Because the Class A and B shares of the Madison Mid Cap Fund are deemed, for accounting purposes, to be new share classes, the financial highlights for the Class A and B shares of the Madison Mid Cap Fund, beginning on page 74 of the Prospectus under the heading “Financial Highlights,” are hereby deleted in their entirety.